Long-term Debt - Estimated Fair Value of Eurobonds (Detail) - Eurobonds [Member] - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Principal amount		€ 3,000.0	€ 3,000.0
Carrying amount		3,017.5	2,988.3
Fair value	[1]	€ 3,119.4	€ 3,193.2

[1]	1.Source: Bloomberg Finance LP.